UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$274,579,745
Cash	222,073
Collateral for securities loaned	62,260,819
Interest receivable	2,676,216
Subscriptions receivable	597,388

Total assets	340,336,241

LIABILITIES:
Due to investment adviser	115,333
Payable upon return of securities loaned	62,260,819
Redemptions payable	1,217,399
Payable for investments purchased	3,036,734

Total liabilities	66,630,285

NET ASSETS	$273,705,956

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,164,736
Additional paid-in capital	270,485,102
Net unrealized appreciation on investments	298,868
Undistributed net investment income	372,788
Accumulated net realized gain on investments	384,462

NET ASSETS	$273,705,956

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$12.64

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	21,647,361

(1) Cost of investments in securities:	$274,280,877

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$6,777,350
Income from securities lending	194,325

Total income	6,971,675

EXPENSES:
Management fees	688,923

NET INVESTMENT INCOME	6,282,752

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	425,880
Change in net unrealized appreciation on investments	(3,386,877)

Net realized and unrealized loss on investments	(2,960,997)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,321,755

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,282,752		$8,986,069
Net realized gain (loss) on investments	425,880		(307,615)
Change in net unrealized appreciation on investments	(3,386,877)		4,902,377

Net increase in net assets resulting from operations	3,321,755		13,580,831

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,909,964)		(8,845,350)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	88,804,455		180,389,664
Reinvestment of distributions	5,909,964		8,845,350
Redemptions of shares	(79,228,353)		(88,014,722)

Net increase in net assets resulting from share transactions	15,486,066		101,220,292

Total increase in net assets	12,897,857		105,955,773

NET ASSETS:
Beginning of period	260,808,099		154,852,326

End of period (1)	$273,705,956		$260,808,099

OTHER INFORMATION:

SHARES:
Sold	6,873,617		14,334,245
Issued in reinvestment of distributions	464,367		708,135
Redeemed	(6,141,386)		(7,006,696)

Net increase	1,196,598		8,035,684

(1) Including undistributed net investment income	$372,788	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$12.75		$12.47	$12.54	$12.83	$13.34	$13.63

Income from Investment Operations

Net investment income	0.30		0.54	0.53	0.49	0.57	0.61
Net realized and unrealized gain (loss)	(0.13)		0.28	(0.07)	(0.23)	(0.14)	(0.19)

Total Income From Investment Operations	0.17		0.82	0.46	0.26	0.43	0.42

Less Distributions

From net investment income	(0.28)		(0.54)	(0.53)	(0.50)	(0.56)	(0.61)
From net realized gains					(0.05)	(0.38)	(0.10)

Total Distributions	(0.28)		(0.54)	(0.53)	(0.55)	(0.94)	(0.71)

Net Asset Value, End of Period	$12.64		$12.75	$12.47	$12.54	$12.83	$13.34

Total Return	1.29	% ◆	6.74%	3.81%	2.10%	3.28%	3.08%

Net Assets, End of Period ($000)	$273,706		$260,808	$154,852	$143,458	$124,850	$144,062

Ratio of Expenses to Average Net Assets	0.50	% *	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	4.56	% *	4.65%	4.39%	4.09%	4.12%	4.47%

Portfolio Turnover Rate	9.16	% ◆	21.07%	30.49%	24.39%	81.13%	13.66%

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS

JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.09%
250,000	United Technologies Corp	255,089
	Notes
	4.375% May 1, 2010
		$255,089

AGENCY --- 46.94%
3,746	Fannie Mae	3,846
	8.000% June 1, 2012
475,179	Fannie Mae	483,931
	6.000% January 1, 2029
113,761	Fannie Mae	118,499
	6.500% December 1, 2013
8,654	Fannie Mae	8,886
	8.000% December 1, 2012
1,741,006	Fannie Mae	1,712,786
	5.500% April 1, 2036
67,950	Fannie Mae	70,380
	7.000% May 1, 2011
14,822	Fannie Mae	14,882
	6.500% November 1, 2009
1,572,846	Fannie Mae	1,597,391
	6.000% January 1, 2033
285,334	Fannie Mae	285,013
	5.000% June 1, 2018
550,011	Fannie Mae	546,530
	5.500% May 1, 2033
821,965	Fannie Mae	858,764
	6.500% August 1, 2032
466,494	Fannie Mae	487,450
	6.500% June 1, 2032
347,385	Fannie Mae	370,578
	7.000% July 1, 2032
325,295	Fannie Mae	335,173
	6.000% July 1, 2017
600,000	Fannie Mae *	638,134
	7.250% January 15, 2010
500,000	Fannie Mae * †	536,917
	7.125% June 15, 2010
1,600,000	Fannie Mae * †	1,703,755
	6.000% May 15, 2011
1,400,000	Fannie Mae *	1,460,766
	6.625% September 15, 2009
500,000	Fannie Mae *	513,527
	4.750% March 12, 2010
700,000	Fannie Mae * †	712,477
	5.000% May 11, 2017
500,000	Fannie Mae *	565,655
	6.250% May 15, 2029
105,007	Fannie Mae	113,637
	8.000% November 1, 2022
3,750,606	Fannie Mae	3,703,650
	5.500% November 1, 2036
1,239,015	Fannie Mae	1,209,102
	5.000% January 1, 2024
2,000,000	Fannie Mae	2,081,780
	5.000% October 15, 2011
600,000	Fannie Mae * †	609,796
	4.375% September 15, 2012
1,500,000	Fannie Mae †	1,529,088
	4.625% October 15, 2013
800,000	Fannie Mae * †	829,903
	5.250% September 15, 2016
1,239,765	Fannie Mae	1,229,280
	5.500% February 1, 2035
1,425,164	Fannie Mae	1,441,170
	6.000% February 1, 2036
900,345	Fannie Mae	916,337
	6.000% June 1, 2036
436,443	Fannie Mae	404,886
	4.500% October 1, 2036
585,812	Fannie Mae	593,507
	6.000% December 1, 2035
389,378	Fannie Mae	393,751
	6.000% November 1, 2035
825,669	Fannie Mae	834,942
	6.000% October 1, 2035
940,594	Fannie Mae	929,994
	5.500% December 1, 2035
811,324	Fannie Mae	819,675
	6.000% February 1, 2037
1,813,724	Fannie Mae	1,832,007
	6.000% August 1, 2037
470,058	Fannie Mae ‡	476,715
	5.496% August 1, 2037
938,452	Fannie Mae	900,440
	5.000% May 1, 2037
742,285	Fannie Mae	765,235
	6.500% August 1, 2036
467,881	Fannie Mae	448,929
	5.000% February 1, 2037
355,296	Fannie Mae	364,667
	6.000% December 1, 2021
3,469,775	Fannie Mae	3,445,853
	5.500% March 1, 2034
2,468,798	Fannie Mae	2,381,667
	5.000% December 1, 2033
1,106,599	Fannie Mae	1,095,886
	5.500% January 1, 2034
1,136,141	Fannie Mae	1,147,835
	6.000% July 1, 2036
2,686,596	Fannie Mae	2,656,319
	5.500% November 1, 2035
870,109	Fannie Mae	879,881
	6.000% April 1, 2036
370,672	Fannie Mae	380,449
	6.000% May 1, 2021
3,227,340	Fannie Mae	3,104,361
	5.000% September 1, 2035
338,888	Fannie Mae	336,766
	5.000% October 1, 2020
795,442	Fannie Mae	765,131
	5.000% July 1, 2035
921,632	Fannie Mae	933,422
	6.000% February 1, 2035
613,306	Fannie Mae	581,184
	4.000% April 1, 2019
3,821,596	Fannie Mae	3,681,943
	5.000% May 1, 2034
768,733	Fannie Mae	715,072
	4.500% December 1, 2034
500,000	Federal Home Loan Bank * †	512,595
	5.375% July 17, 2009
1,000,000	Federal Home Loan Bank *	1,030,496
	4.875% May 14, 2010
1,500,000	Federal Home Loan Bank *	1,578,183
	5.375% May 18, 2016
1,100,000	Federal Home Loan Bank *	1,086,554
	3.875% June 14, 2013
300,000	Federal Home Loan Bank *	314,769
	5.250% June 18, 2014
1,334,271	Freddie Mac	1,315,717
	5.500% March 1, 2037
987,341	Freddie Mac	998,429
	6.000% April 1, 2038
2,815,118	Freddie Mac	2,847,613
	6.000% August 1, 2037
1,195,401	Freddie Mac	1,209,200
	6.000% January 1, 2037
371,638	Freddie Mac	368,913
	5.000% May 1, 2021
1,196,296	Freddie Mac	1,210,105
	6.000% December 1, 2036
1,849,966	Freddie Mac	1,778,894
	5.000% September 1, 2035
1,602,952	Freddie Mac	1,614,740
	5.500% June 1, 2022
3,000,000	Freddie Mac	3,033,691
	6.000% June 1, 2038
1,284,986	Freddie Mac	1,267,920
	5.500% January 1, 2037
884,094	Freddie Mac	871,799
	5.500% May 1, 2037
295,203	Freddie Mac	287,859
	4.500% August 1, 2019
866,705	Freddie Mac ‡	876,536
	5.779% March 1, 2037
2,085,318	Freddie Mac ‡	2,103,515
	4.910% July 1, 2035
731,538	Freddie Mac	726,174
	5.000% December 1, 2020
883,240	Freddie Mac	876,763
	5.000% April 1, 2021
716,942	Freddie Mac	715,270
	5.000% August 1, 2018
442,356	Freddie Mac ‡	449,158
	5.506% March 1, 2037
727,284	Freddie Mac ‡	728,964
	5.242% August 1, 2037
881,240	Freddie Mac	863,206
	5.000% September 1, 2024
86,608	Freddie Mac	93,814
	7.500% May 1, 2027
918,765	Freddie Mac	893,614
	4.500% July 1, 2020
1,174,803	Freddie Mac	1,229,537
	6.500% November 1, 2032
750,575	Freddie Mac	763,591
	6.000% April 1, 2036
1,690,222	Freddie Mac	1,709,732
	6.000% November 1, 2036
570,565	Freddie Mac	537,116
	4.000% January 1, 2021
667,097	Freddie Mac	672,003
	5.500% May 1, 2021
2,310,832	Freddie Mac	2,280,141
	5.500% May 1, 2036
396,091	Freddie Mac	400,663
	6.000% June 1, 2036
1,784,697	Freddie Mac	1,841,550
	6.500% November 1, 2037
914,112	Freddie Mac	925,521
	6.000% March 1, 2036
891,107	Freddie Mac	870,945
	4.500% March 1, 2019
267,265	Freddie Mac	271,519
	6.000% December 1, 2033
678,778	Freddie Mac	660,196
	4.500% August 1, 2020
582,316	Freddie Mac	590,918
	5.500% May 1, 2018
708,258	Freddie Mac	706,810
	5.000% December 1, 2017
578,921	Freddie Mac	587,476
	5.500% February 1, 2018
1,249,268	Freddie Mac	1,221,817
	4.500% March 1, 2018
610,346	Freddie Mac	587,851
	5.000% July 1, 2034
400,000	Freddie Mac *	412,859
	4.750% January 18, 2011
300,000	Freddie Mac * †	303,625
	4.500% January 15, 2014
900,000	Freddie Mac * †	916,426
	4.500% January 15, 2013
1,500,000	Freddie Mac *	1,567,488
	5.125% July 15, 2012
300,000	Freddie Mac * †	361,381
	6.750% March 15, 2031
400,000	Freddie Mac *	421,394
	5.500% September 15, 2011
450,000	Freddie Mac * †	515,076
	6.250% July 15, 2032
101,357	Freddie Mac	105,599
	6.500% April 1, 2029
809,876	Freddie Mac ‡	823,052
	5.803% November 1, 2036
500,000	Freddie Mac *	503,764
	5.450% November 21, 2013
10,528	Freddie Mac	11,374
	7.500% August 1, 2030
771,038	Freddie Mac ‡	787,093
	6.019% October 1, 2036
855,008	Freddie Mac ‡	871,512
	5.131% November 1, 2036
1,875,061	Freddie Mac ‡	1,901,887
	5.742% May 1, 2037
877,379	Freddie Mac	873,470
	5.500% June 1, 2027
1,000,000	Freddie Mac * †	1,027,363
	5.125% November 17, 2017
500,000	Freddie Mac * †	526,089
	5.500% July 18, 2016
500,000	Freddie Mac * †	520,258
	5.250% April 18, 2016
1,989,906	Freddie Mac	1,971,562
	5.500% June 1, 2033
1,000,000	Freddie Mac * †	1,023,538
	4.750% November 3, 2009
1,000,000	Freddie Mac * †	1,024,753
	4.625% October 25, 2012
500,000	Freddie Mac * †	509,763
	5.000% June 11, 2009
260,000	Freddie Mac *	267,511
	4.875% February 9, 2010
44,218	Ginnie Mae	48,311
	9.000% January 15, 2017
953,332	Ginnie Mae	951,218
	5.500% December 15, 2035
55,686	Ginnie Mae	60,611
	9.000% April 15, 2021
91,464	Ginnie Mae	97,650
	7.000% July 15, 2025
1,899,429	Ginnie Mae	1,849,592
	5.000% November 15, 2033
950,887	Ginnie Mae	947,579
	5.500% April 15, 2037
36,353	Ginnie Mae	39,163
	7.500% December 15, 2025
722,872	Ginnie Mae	726,479
	5.000% September 15, 2018
2,377,744	Ginnie Mae II	2,364,962
	5.500% February 20, 2036
810,033	Ginnie Mae II	783,804
	5.000% December 20, 2035
500,000	Resolution Funding Corp †	698,543
	9.375% October 15, 2020
		$128,886,226

AGENCY MORTGAGE BACKED --- 0.37%
1,000,000	Fannie Mae	1,018,766
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
		$1,018,766

AUTOMOBILES --- 0.19%
500,000	DaimlerChrysler NA Holding Corp	518,488
	Notes
	6.500% November 15, 2013
		$518,488

BANKS --- 1.21%
500,000	Bank of America Corp	469,558
	Senior Unsecured Notes
	5.750% December 1, 2017
500,000	Bank of America Corp	521,468
	Subordinated Notes
	7.400% January 15, 2011
500,000	Bank of America NA	443,169
	Subordinated Notes
	6.000% October 15, 2036
500,000	US Bank NA	522,244
	Subordinated Notes
	6.375% August 1, 2011
500,000	Wachovia Bank NA	452,786
	Subordinated Notes
	4.800% November 1, 2014
500,000	Wells Fargo & Co	432,484
	Senior Unsecured Notes
	5.375% February 7, 2035
500,000	Wells Fargo & Co	475,343
	Senior Notes
	5.125% September 15, 2016
		$3,317,052

BROADCAST/MEDIA --- 0.54%
500,000	Comcast Cable Communication LLC	517,988
	Senior Notes
	6.750% January 30, 2011
500,000	Cox Communications Inc	480,483
	Global Notes
	5.450% December 15, 2014
500,000	News America Inc	490,125
	Notes
	5.300% December 15, 2014
		$1,488,596

CANADIAN - FEDERAL --- 0.19%
500,000	Export Development Canada	513,252
	Notes
	4.500% October 25, 2012
		$513,252

CANADIAN - PROVINCIAL --- 0.37%
500,000	Province of Ontario	505,165
	Notes
	4.375% February 15, 2013
500,000	Province of Quebec	508,046
	Notes
	5.750% February 15, 2009
		$1,013,211

CHEMICALS --- 0.37%
1,000,000	EI du Pont de Nemours & Co	1,004,712
	Senior Unsecured Notes
	5.250% December 15, 2016
		$1,004,712

COMMERCIAL MORTGAGE BACKED --- 4.68%
1,330,000	Bear Stearns Commercial Mortgage Securities ‡	1,277,142
	Series 2005-T20 Class A4A
	5.155% October 12, 2042
1,000,000	GS Mortgage Securities Corp II	937,990
	Series 2005-GG4 Class A4A
	4.751% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,172,813
	Series 2005-GG4 Class A4
	4.761% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	479,114
	Series 2005-LDP2 Class ASB
	4.659% July 15, 2042
867,724	JP Morgan Commercial Mortgage Finance Corp	893,896
	Series 2000-C9 Class A2
	7.770% October 15, 2032
3,000,000	Morgan Stanley Capital I ‡	2,843,642
	Series 2007-T27 Class A4
	5.650% June 13, 2042
2,000,000	Morgan Stanley Capital I ‡	1,874,918
	Series 2007-T25 Class A3
	5.514% November 12, 2049
1,000,000	Morgan Stanley Capital I ‡	973,748
	Series 2005-IQ10 Class AAB
	5.178% September 15, 2042
1,890,911	Salomon Brothers Mortgage Securities VII	1,935,193
	Series 2001-C1 Class A3
	6.428% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	472,213
	Series 2004-C10 Class A4
	4.748% February 15, 2041
		$12,860,669

COMPUTER HARDWARE & SYSTEMS --- 0.18%
400,000	International Business Machines Corp	485,353
	Debentures
	8.375% November 1, 2019
		$485,353

COMPUTER SOFTWARE & SERVICES --- 0.19%
500,000	Oracle Corp	509,735
	Notes
	5.000% January 15, 2011
		$509,735

CONGLOMERATES --- 0.18%
500,000	General Electric Co	503,599
	Notes
	5.000% February 1, 2013
		$503,599

ELECTRIC COMPANIES --- 0.87%
500,000	Commonwealth Edison Co	498,626
	1st Mortgage
	6.150% September 15, 2017
500,000	Jersey Central Power & Light Co	448,516
	Senior Notes
	6.150% June 1, 2037
500,000	Ohio Power Co	476,007
	Senior Notes
	4.850% January 15, 2014
500,000	Pacific Gas & Electric Co	482,116
	1st Mortgage
	6.050% March 1, 2034
500,000	Southwestern Electric Power Co	497,046
	Senior Notes
	6.450% January 15, 2019
		$2,402,311

FINANCIAL SERVICES --- 3.00%
500,000	American General Finance Corp	440,963
	Notes
	5.850% June 1, 2013
500,000	Bank of New York Mellon Corp	516,153
	Senior Subordinated Notes
	6.375% April 1, 2012
500,000	CIT Group Inc	359,042
	Senior Notes
	5.000% February 13, 2014
500,000	Citigroup Inc	479,851
	Senior Unsecured Notes
	6.125% November 21, 2017
500,000	Citigroup Inc	421,184
	Global Notes
	5.850% December 11, 2034
500,000	Citigroup Inc	463,082
	Subordinated Notes
	5.000% September 15, 2014
250,000	General Electric Capital Corp	251,737
	Notes
	6.750% March 15, 2032
500,000	General Electric Capital Corp	492,028
	Senior Notes
	5.375% October 20, 2016
1,000,000	General Electric Capital Corp	967,055
	Senior Unsecured Notes
	5.625% May 1, 2018
500,000	Household Finance Corp	511,373
	Notes
	6.375% October 15, 2011
500,000	HSBC Finance Corp	480,317
	Senior Unsecured Notes
	5.500% January 19, 2016
500,000	John Deere Capital Corp	505,171
	Unsecured Debentures
	5.100% January 15, 2013
500,000	JPMorgan Chase & Co	486,167
	Subordinated Notes
	5.125% September 15, 2014
500,000	JPMorgan Chase Bank NA	485,722
	Subordinated Notes
	6.000% October 1, 2017
500,000	National Rural Utilities Cooperative Finance Corp	503,212
	Collateral Trust Bonds
	4.375% October 1, 2010
500,000	Washington Mutual Bank	400,000
	Subordinated Notes
	5.500% January 15, 2013
500,000	Washington Mutual Inc	485,000
	Notes
	4.000% January 15, 2009
		$8,248,057

FOOD & BEVERAGES --- 0.84%
500,000	Anheuser-Busch Co Inc	441,502
	Debentures
	5.950% January 15, 2033
322,000	General Mills Inc	331,103
	Notes
	6.000% February 15, 2012
500,000	Kellogg Co	526,049
	Notes
	6.600% April 1, 2011
500,000	Kraft Foods Inc	510,794
	Notes
	6.250% June 1, 2012
500,000	Wm Wrigley Jr Co	503,222
	Senior Unsecured Notes
	4.300% July 15, 2010
		$2,312,670

FOREIGN BANKS --- 0.56%
500,000	KfW Bankengruppe	517,537
	Notes
	4.875% January 17, 2017
500,000	KfW Bankengruppe	511,987
	Notes
	4.875% October 19, 2009
500,000	KfW Bankengruppe	510,083
	Notes
	4.625% January 20, 2011
		$1,539,607

FOREIGN GOVERNMENTS --- 0.51%
500,000	Government of Italy	502,921
	Debentures
	4.500% January 21, 2015
300,000	Government of Italy	361,135
	Notes
	6.875% September 27, 2023
500,000	Government of Mexico	530,500
	Notes
	6.750% September 27, 2034
		$1,394,556

GOLD, METALS & MINING --- 0.18%
500,000	BHP Finance USA Ltd	483,936
	Global Notes
	5.250% December 15, 2015
		$483,936

HEALTH CARE RELATED --- 0.34%
500,000	UnitedHealth Group Inc	472,420
	Notes
	5.000% August 15, 2014
500,000	WellPoint Inc	469,949
	Notes
	5.250% January 15, 2016
		$942,369

HOUSEHOLD GOODS --- 0.18%
500,000	Procter & Gamble Co	480,563
	Senior Notes
	5.550% March 5, 2037
		$480,563

INSURANCE RELATED --- 1.05%
500,000	Allstate Corp	419,873
	Bonds
	5.350% June 1, 2033
500,000	American International Group Inc	436,292
	Senior Unsecured Bonds
	6.250% May 1, 2036
1,000,000	Hartford Financial Services Group Inc	998,933
	Senior Notes
	6.300% March 15, 2018
500,000	MetLife Inc	520,613
	Senior Notes
	6.125% December 1, 2011
500,000	Prudential Financial Inc	498,009
	Notes
	6.100% June 15, 2017
		$2,873,720

INVESTMENT BANK/BROKERAGE FIRM --- 1.73%
500,000	Bear Stearns Cos Inc	483,209
	Notes
	5.700% November 15, 2014
500,000	BlackRock Inc	502,831
	Global Notes
	6.250% September 15, 2017
500,000	Credit Suisse USA Inc	518,878
	Notes
	6.500% January 15, 2012
500,000	Goldman Sachs Capital I	423,865
	Company Guaranteed Notes
	6.345% February 15, 2034
500,000	Goldman Sachs Group Inc	485,079
	Senior Notes
	6.150% April 1, 2018
500,000	Goldman Sachs Group Inc	484,959
	Senior Notes
	5.750% October 1, 2016
500,000	Lehman Brothers Holdings Inc	448,923
	Global Notes
	4.800% March 13, 2014
500,000	Merrill Lynch & Co Inc	461,249
	Subordinated Notes
	6.050% May 16, 2016
500,000	Morgan Stanley	455,615
	Subordinated Notes
	4.750% April 1, 2014
500,000	Morgan Stanley	473,762
	Senior Unsecured Notes
	6.625% April 1, 2018
		$4,738,370

LEISURE & ENTERTAINMENT --- 0.57%
500,000	Time Warner Inc	511,525
	Company Guaranteed Bonds
	6.875% May 1, 2012
500,000	Viacom Inc	522,557
	Notes
	7.700% July 30, 2010
500,000	Walt Disney Co	531,956
	Notes
	6.375% March 1, 2012
		$1,566,038

MACHINERY --- 0.36%
500,000	Caterpillar Inc	509,390
	Senior Notes
	5.700% August 15, 2016
500,000	Dover Corp	486,397
	Notes
	4.875% October 15, 2015
		$995,787

OIL & GAS --- 0.93%
500,000	ConocoPhillips	494,857
	Company Guaranteed Bonds
	5.900% October 15, 2032
500,000	PEMEX Project Funding Master Trust	493,301
	Company Guaranteed Bonds
	6.625% June 15, 2035
500,000	Shell International Finance	524,497
	Company Guaranteed Notes
	5.625% June 27, 2011
500,000	Valero Energy Corp	506,034
	Unsecured Notes
	7.500% April 15, 2032
500,000	XTO Energy Inc	536,437
	Senior Notes
	7.500% April 15, 2012
		$2,555,126

OTHER ASSET-BACKED --- 0.86%
500,000	ACE Securities Corp ‡ §	433,125
	Series 2007-D1 Class A2
	4.376% February 25, 2038
1,000,000	Bank of America Credit Card Trust ‡	978,963
	Series 2006-C4 Class C4
	3.048% November 15, 2011
1,000,000	Citicorp Residential Mortgage Securities Inc	936,190
	Series 2006-1 Class A6
	5.836% July 25, 2036
		$2,348,278

PAPER & FOREST PRODUCTS --- 0.35%
500,000	International Paper Co	440,714
	Notes
	5.300% April 1, 2015
500,000	Weyerhaeuser Co	514,960
	Notes
	6.750% March 15, 2012
		$955,674

PERSONAL LOANS --- 0.54%
500,000	American Express Co	506,139
	Senior Notes
	7.000% March 19, 2018
500,000	American Express Credit Corp	503,417
	Notes
	5.000% December 2, 2010
500,000	HSBC Finance Corp	472,612
	Notes
	5.000% June 30, 2015
		$1,482,168

PHARMACEUTICALS --- 0.36%
500,000	Schering-Plough Corp	493,770
	Senior Unsecured Notes
	6.000% September 15, 2017
500,000	Wyeth	504,042
	Notes
	5.500% February 1, 2014
		$997,812

PRINTING & PUBLISHING --- 0.18%
500,000	Thomson Reuters Corp	502,010
	Notes
	5.950% July 15, 2013
		$502,010

RAILROADS --- 0.72%
500,000	Canadian National Railway Co	505,780
	Bonds
	5.850% November 15, 2017
500,000	CSX Corp	461,232
	Senior Unsecured Notes
	5.600% May 1, 2017
500,000	Union Pacific Corp	490,861
	Unsecured Notes
	5.375% May 1, 2014
500,000	Union Pacific Corp	506,874
	Debentures
	6.625% February 1, 2029
		$1,964,747

RETAIL --- 0.92%
500,000	Home Depot Inc	459,127
	Senior Unsecured Notes
	5.400% March 1, 2016
500,000	Kroger Co	514,989
	Notes
	6.200% June 15, 2012
500,000	Safeway Inc	514,584
	Senior Unsecured Notes
	6.350% August 15, 2017
500,000	Target Corp	521,096
	Notes
	5.875% March 1, 2012
500,000	Wal-Mart Stores Inc	518,380
	Senior Notes
	6.875% August 10, 2009
		$2,528,176

SUPRANATIONALS --- 0.57%
500,000	European Investment Bank	525,454
	Bonds
	5.125% September 13, 2016
500,000	European Investment Bank	511,121
	Senior Unsubordinated Notes
	4.125% September 15, 2010
500,000	Inter-American Development Bank	530,691
	Bonds
	7.375% January 15, 2010
		$1,567,266

TELEPHONE & TELECOMMUNICATIONS --- 1.11%
500,000	AT&T Inc	495,160
	Global Notes
	5.625% June 15, 2016
500,000	British Telecommunications PLC	601,043
	Bonds
	9.125% December 15, 2030
500,000	Deutsche Telekom International Finance BV	573,689
	Company Guaranteed Bonds
	8.250% June 15, 2030
500,000	Nextel Communications Inc	401,250
	Bonds
	5.950% March 15, 2014
500,000	Verizon New Jersey Inc	506,966
	Debentures
	5.875% January 17, 2012
500,000	Vodafone Group PLC	481,640
	Global Notes
	5.625% February 27, 2017
		$3,059,748

U.S. GOVERNMENTS --- 26.15%
1,500,000	United States of America †	1,561,524
	4.500% November 15, 2010
500,000	United States of America †	517,695
	4.250% October 15, 2010
500,000	United States of America †	512,969
	3.875% September 15, 2010
600,000	United States of America †	631,875
	4.500% November 15, 2015
500,000	United States of America †	527,656
	4.875% May 31, 2011
1,000,000	United States of America	1,021,328
	4.875% May 15, 2009
1,000,000	United States of America †	1,042,500
	4.500% February 28, 2011
1,000,000	United States of America †	1,027,891
	4.000% February 15, 2015
4,500,000	United States of America †	4,698,279
	4.250% November 15, 2014
500,000	United States of America †	506,758
	3.375% October 15, 2009
1,500,000	United States of America †	1,530,234
	3.625% June 15, 2010
500,000	United States of America †	519,492
	4.250% August 15, 2015
500,000	United States of America †	515,156
	4.125% August 15, 2010
500,000	United States of America †	512,578
	3.875% July 15, 2010
1,000,000	United States of America	1,062,812
	5.125% June 30, 2011
5,000,000	United States of America †	5,083,985
	3.625% October 31, 2009
1,000,000	United States of America †	1,035,078
	4.125% August 31, 2012
1,000,000	United States of America †	1,059,375
	4.750% August 15, 2017
2,200,000	United States of America †	2,256,032
	3.875% October 31, 2012
1,000,000	United States of America †	964,766
	2.500% March 31, 2013
2,000,000	United States of America †	1,925,156
	3.500% February 15, 2018
3,000,000	United States of America †	3,045,702
	3.625% December 31, 2012
800,000	United States of America †	836,938
	4.500% November 30, 2011
500,000	United States of America †	524,804
	4.625% October 31, 2011
1,000,000	United States of America †	1,072,109
	4.875% August 15, 2016
2,400,000	United States of America †	2,484,562
	4.500% May 15, 2010
3,000,000	United States of America †	3,070,782
	4.625% July 31, 2009
1,100,000	United States of America †	1,168,922
	4.875% June 30, 2012
2,000,000	United States of America †	2,083,124
	4.500% May 15, 2017
1,100,000	United States of America †	1,149,243
	4.250% August 15, 2014
600,000	United States of America	765,000
	6.875% August 15, 2025
800,000	United States of America †	951,813
	6.250% August 15, 2023
500,000	United States of America	640,156
	7.125% February 15, 2023
900,000	United States of America	1,102,500
	6.375% August 15, 2027
1,200,000	United States of America	1,333,313
	5.375% February 15, 2031
1,300,000	United States of America	1,600,117
	6.250% May 15, 2030
900,000	United States of America †	1,076,273
	6.125% November 15, 2027
300,000	United States of America	413,344
	8.500% February 15, 2020
500,000	United States of America	667,812
	8.125% August 15, 2019
1,350,000	United States of America †	1,658,707
	7.250% May 15, 2016
600,000	United States of America †	843,375
	8.750% May 15, 2020
400,000	United States of America	515,375
	7.250% August 15, 2022
900,000	United States of America	1,220,695
	8.000% November 15, 2021
400,000	United States of America	563,656
	8.750% August 15, 2020
900,000	United States of America	893,602
	4.500% February 15, 2036
1,500,000	United States of America	1,546,992
	4.000% February 15, 2014
1,200,000	United States of America †	1,252,313
	4.250% November 15, 2013
800,000	United States of America †	834,625
	4.250% August 15, 2013
500,000	United States of America	506,523
	3.875% May 15, 2009
500,000	United States of America †	506,367
	3.500% August 15, 2009
800,000	United States of America †	810,687
	3.625% July 15, 2009
500,000	United States of America †	507,617
	4.000% June 15, 2009
1,940,000	United States of America †	2,064,280
	6.500% February 15, 2010
500,000	United States of America	519,414
	6.000% August 15, 2009
500,000	United States of America †	516,328
	4.750% February 15, 2037
500,000	United States of America †	531,758
	5.750% August 15, 2010
1,000,000	United States of America †	1,047,578
	4.375% August 15, 2012
2,000,000	United States of America †	2,120,624
	4.875% February 15, 2012
800,000	United States of America †	849,438
	5.000% August 15, 2011
		$71,809,607

UTILITIES --- 0.37%
500,000	Duke Energy Corp	503,604
	1st Mortgage
	5.300% October 1, 2015
500,000	ONEOK Inc	522,797
	Senior Notes
	7.125% April 15, 2011
		$1,026,401

TOTAL BONDS --- 98.75%		$271,149,745
(Cost $270,850,877)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

3,430,000	Undivided interest of 11.2% in a joint repurchase agreement (Principal Amount/Value $30,520,000 with a maturity value of $30,521,780) with Merrill Lynch, 2.10%, dated 06/30/08, to be repurchased at $3,430,200 on 07/01/08, collateralized by Freddie Mac, 5.91%, 07/01/37, with a value of $31,130,509.	3,430,000

TOTAL SHORT-TERM INVESTMENTS --- 1.25%		$3,430,000
(Cost $3,430,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%		$274,579,745
(Cost $274,280,877)

Legend

†

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Deutsche Bank Securities Inc, 2.700%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $62,245,668.

*	Security is an agency note with maturity date and interest rate indicated.
‡	Represents the current interest rate for variable rate security.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Bond Index Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	221,779,127	80.76%
Aa	13,473,525	4.91%
A	17,893,934	6.52%
Baa	18,003,159	6.56%
P1	3,430,000	1.25%
	$ 274,579,745	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total
Assets
Bonds	$		$271,149,745	$		$271,149,745
Short-Term Investments			3,430,000			3,430,000
Total		$-	$274,579,745		$-	$274,579,745

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2008 were $497,920, $433,125 and 0.16%, respectively.

Dividends
Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.
Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,495,063 and $127,703, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $32,863,025 and $24,726,249, respectively.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $274,003,006. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,380,393 and gross depreciation of securities in which there was an excess of tax cost over value of $3,803,654 resulting in net appreciation of $576,739.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $62,240,963 and received collateral of $62,260,819 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.     DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008